8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS	12 Months Ended
Jan. 31, 2025
Notes
8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS

8.SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS

Authorized Share Capital:  100,000,000 common shares without par value

During the years ended January 31, 2025 and 2024, the Company did not announce or complete any private placements.

Option based payments

During the fiscal year ended January 31, 2004, the Company adopted an equity settled stock option plan whereby the Company can reserve approximately 20% of its outstanding shares for issuance to Eligible Persons (as defined by the policies of the TSX Venture Exchange and/or National Instrument 45-106).  Under the plan, the exercise price of each option equals the market price of the Company’s stock as calculated on the date of grant.  These options can be granted for a maximum term of 10 years.

During the year ended January 31, 2025, 1,568,000 stock options were granted (2024 – 700,000) at an averaged exercise price of $1.89 (2024 - $3.00).

During the year ended January 31, 2025, 700,000 stock options expired unexercised (2024 – 1,460,000) at an averaged exercise price of $3.00 (2024 - $2.86).

During the year ended January 31, 2025, no stock options were exercised (2024 – nil).

Stock option transactions are summarized as follows:

	2025		2024		2023
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Outstanding, beginning of year	2,465,000	$ 2.87	3,225,000	$ 2.84	3,075,000	$ 2.90
Granted	1,568,000	$ 1.89	700,000	$ 3.00	850,000	$ 2.74
Expired	(700,000)	$ 3.00	(1,460,000)	$ 2.86	(700,000)	$ 3.00
Exercised	-	$ -	-	$ -	-	$ -

Outstanding, end of year	3,333,000	$ 2.38	2,465,000	$ 2.87	3,225,000	$ 2.84

Options exercisable, end of year	3,333,000	$ 2.38	2,465,000	$ 2.87	3,225,000	$ 2.84

Weighted average remaining life of outstanding options granted in years		1.14		2.10		2.89

Weighted average fair value per option granted		$ 0.14		$ 0.06		$ 0.49

The following stock options were outstanding at January 31, 2025:

Number of Options Outstanding	Number of Options Exercisable	Exercise Price	Expiry Date

700,000	700,000	$ 1.00	May 9, 2025*
700,000	700,000	$ 3.00	November 12, 2025
100,000	100,000	$ 2.00	February 23, 2026
168,000	168,000	$ 1.00	May 9, 2026
1,515,000	1,515,000	$ 3.00	August 17, 2026
150,000	150,000	$ 1.50	November 22, 2027

*--expired unexercised subsequent to fiscal year end

Option based payment expense

The fair value of stock options granted during the year ended January 31, 2025 was $223,384 (2024 – $42,090; 2023 – $418,710) which has been recognized as option based payments.

Total option based payments recognized during the year ended January 31, 2025 was $223,384 (2024 – $42,090; 2023 – $432,895) which has been recorded in the statements of comprehensive loss as option based payments with corresponding contributed surplus recorded in shareholders' equity.

The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted during the years:

	2025	2024	2023

Risk-free interest rate	2.33%	4.45%	3.82%
Expected life of options	0.66 year	1 year	1.70 years
Annualized volatility	51.62%	97.27%	167.44
Dividends	0.00%	0.00%	0.00%

Warrants

No share purchase warrants were outstanding and exercisable at January 31 2025, 2024 and 2023.